FSIC II

FS Investment Corporation II
Second Quarter Holdings Review
June 30, 2013



FS Investment Corporation II (FSIC II) is an alternative investment fund that invests primarily in senior secured loans and other debt securities of private U.S. companies to generate income.

This review provides an update on the holdings in FSIC II as of June 30, 2013 (unless otherwise noted)

Key Facts	
Commenced Operations:	June 2012
Total Capital Raised[1]: (as of 8/13/2013)	$1.7 billion
Sponsor Commitment: (as of 8/13/2013)	$23.2 million
Registered Shares[2]:	300 million
Public Offering Price: (as of 8/16/2013)	$10.50
Minimum Initial Investment:	$5,000
Distribution Reinvestment Price:	90% of the public offering price
Distribution Frequency[3]:	Monthly
Tax Reporting:	Form 1099

1) Includes approximately $23.2 million in proceeds contributed by investors affiliated with FSIC II Advisor, LLC and GSO Capital Partners LP, including members of FSIC II's board of directors.

2) Registered shares include shares registered in a follow-on offering that was declared effective by the SEC on May 13, 2013, the sale of which may be limited in certain jurisdictions pending the sale of all shares registered in FSIC II's initial public offering.

3) The payment of future distributions on FSIC II's shares of common stock is subject to the discretion of FSIC II's board of directors and applicable legal restrictions and, therefore, there can be no assurance as to the amount or timing of any such future distributions.

Opportunities in Private Debt

FSIC II's objectives are to generate current income and, to a lesser extent, long-term capital appreciation. The Fund employs a defensive investment approach and invests primarily in the debt securities of private U.S. companies, which in many market environments can offer an opportunity for superior risk-adjusted returns.

Holdings by Investment Type[1] (as of 7/31/2013)


1%
5%
12%
10%
72%
Senior Secured Loans (First Lien and Second Lien)
Senior Secured Bonds
Subordinated Debt
Collateralized Securities
Equity/Other

Note: As of June 30, 2013, investment allocations were: 67% Senior Secured Loans (First and Second Lien), 11% Senior Secured Bonds, 14% Subordinated Debt, 7% Collateralized Securities and 1% Equity/Other.

FSIC II invests primarily in senior secured loans and has the flexibility to invest in other debt instruments, such as senior secured bonds and subordinated debt. Senior secured loans are "senior" in the capital structure and "secured" by the assets of the borrower. As a result, these loans often carry the least risk among all investments in a company's capital structure and historically have had the lowest loss rate in the event of default of all corporate securities.[2] During periods of volatility and uncertainty, senior secured loans can be an attractive investment option to preserve capital without sacrificing yield. Keep in mind, the collateral securing senior secured loans may decrease in value over time, lose its entire value or fluctuate based on the performance of the portfolio company, which may lead to a loss of principal.

Floating Interest Rate Focus[1] (as of 7/31/2013)


33%
67%
Floating Rate Loans
Fixed Rate Investments[3]

Note: As of June 30, 2013, the percentage of the FSIC II's portfolio invested in floating rate loans comprised 68% of the Fund's holdings and 94% of the Fund's floating rate assets had an interest rate floor.

Floating rate loans comprised 68% of FSIC II's holdings as of June 30, 2013. Unlike traditional fixed rate loans, floating rate loans pay an interest rate that varies, or "floats," with changes in market interest rates. If market interest rates rise, investors' interest income from floating rate loans also rises. If interest rates fall, although interest income may decrease, approximately 94% of the Fund's floating rate investments were protected by a locked-in minimum yield, or floor, as of June 30, 2013. An interest rate floor allows investors to participate in the upside of rising interest rates while offering some downside yield protection.

Holdings by Industry[1] (as of 6/30/2013)


Energy 12%
Health Care Equipment & Services 12%
Diversified Financials 9%
Telecommunication Services 9%
Capital Goods 8%
Consumer Services 8%
Technology Hardware & Equipment 7%
Insurance 6%
Software & Services 6%
Commercial & Professional Services 5%
Pharmaceuticals, Biotechnology & Life Sciences 5%
Media 4%
Consumer Durables & Apparel 3%
Materials 2%
Food & Staples Retailing 1%
Real Estate 1%
Transportation 1%
Utilities 1%

FSIC II finances businesses across the country and focuses its investments on private U.S. companies. As a business development company, FSIC II must invest at least 70% of its assets in "qualifying assets"—generally the securities of private U.S. companies or in publicly traded U.S. companies with market capitalizations under $250 million. Private companies often require substantial capital investments to grow their businesses and represent a significant segment of the U.S. economy. FSIC II expects to expand its footprint within the U.S. as its portfolio grows and this market segment produces new investment opportunities.

1) Calculated as a percentage of fair value.
2) Source: Moody's Investors Services 1987–2011.
3) Includes non-income and income producing equity.

Second Quarter Holdings as of June 30, 2013

Portfolio Company[(a)]	Industry	Location[(b)]	Rate[(c)]	LIBOR Floor	Maturity	Weighting[(d)]
Senior Secured Loans — First Lien						
Air Medical Group Holdings, Inc.	Health Care Equipment & Services	Boca Raton, FL	L+525	1.3%	6/30/18	0.3%
Alcatel-Lucent USA Inc.	Technology Hardware & Equipment	Paris, France	L+525	1.0%	7/31/16	0.1%
Alcatel-Lucent USA Inc.[(e)]	Technology Hardware & Equipment	Paris, France	L+625	1.0%	1/30/19	0.6%
Alon USA Partners, L.P.	Energy	Dallas, TX	L+800	1.3%	11/26/18	0.3%
Alvogen Pharma US Inc.	Pharmaceuticals, Biotechnology & Life Sciences	Pinebrook, NJ	L+575	1.3%	5/23/18	0.6%
Amaya Holdings Corp.[(e)]	Consumer Services	Duluth, GA	L+775	1.3%	11/5/15	0.6%
Apex Tool Group	Capital Goods	Sparks, MD	L+325	1.3%	1/31/20	0.4%
Ascension Insurance, Inc.	Insurance	Kansas City, MO	L+825	1.3%	3/5/19	5.7%
Attachmate Corp.	Software & Services	Seattle, WA	L+575	1.5%	11/22/17	0.2%
Audio Visual Services Group, Inc.	Technology Hardware & Equipment	Long Beach, CA	L+550	1.3%	11/9/18	0.7%
Audio Visual Services Group, Inc.[(e)(f)]	Technology Hardware & Equipment	Long Beach, CA	L+550	1.3%	11/9/17	0.0%
Avaya Inc.	Technology Hardware & Equipment	Basking Ridge, NJ	L+450	—	10/26/17	0.2%
Avaya Inc.[(e)]	Technology Hardware & Equipment	Basking Ridge, NJ	L+675	1.3%	3/31/18	0.8%
BlackBrush TexStar L.P.	Energy	San Antonio, TX	L+650	1.3%	6/4/19	1.0%
Blue Coat Systems, Inc.	Software & Services	Sunnyvale, CA	L+350	1.0%	5/31/19	0.2%
Boomerang Tube, LLC	Energy	Chesterfield, MO	L+950	1.5%	10/11/17	0.3%
Brasa (Holdings) Inc.[(e)]	Consumer Services	Dallas, TX	L+625	1.3%	7/19/19	0.1%
Bright Horizons Family Solutions LLC	Health Care Equipment & Services	Watertown, MA	L+300	1.0%	1/30/20	0.1%
Cenveo Corp.	Commercial & Professional Services	Stamford, CT	L+500	1.3%	2/13/17	0.3%
Clear Channel Communications, Inc.	Media	San Antonio, TX	L+365	—	1/29/16	0.4%
Clover Technologies Group, LLC	Commercial & Professional Services	Hoffman Estates, IL	L+550	1.3%	5/7/18	0.4%
Collective Brands, Inc.	Consumer Durables & Apparel	Topeka, KS	L+600	1.3%	10/9/19	1.4%
The Container Store, Inc.	Consumer Durables & Apparel	Coppell, TX	L+425	1.3%	4/6/19	0.1%
Corner Investment PropCo, LLC[(e)]	Consumer Services	Las Vegas, NV	L+975	1.3%	11/2/19	2.7%
Crestwood Holdings LLC[(e)]	Energy	Houston, TX	L+600	1.0%	6/19/19	0.4%
DAE Aviation Holdings, Inc.[(e)]	Capital Goods	Tempe, AZ	L+500	1.3%	11/2/18	0.3%
DigitalGlobe, Inc.[(e)]	Software & Services	Longmont, CO	L+275	1.0%	1/31/20	0.2%
Drumm Investors LLC	Health Care Equipment & Services	Fort Smith, AR	L+375	1.3%	5/4/18	0.1%
Eastman Kodak Co.	Consumer Durables & Apparel	Rochester, NY	L+1050	1.0%	9/30/13	0.0%
Eastman Kodak Co.	Consumer Durables & Apparel	Rochester, NY	10.6%	—	9/30/13	0.0%
Education Management LLC	Consumer Services	Pittsburgh, PA	L+400	—	6/1/16	0.2%
Edwards (Cayman Island II) Ltd.	Capital Goods	Crawley, England	L+350	1.3%	3/26/20	0.3%
EquiPower Resources Holdings, LLC[(e)]	Utilities	Hartford, CT	L+325	1.0%	12/21/18	0.1%
ERC Ireland Holdings Ltd.[(e)]	Telecommunication Services	Dublin, IRL	EURIBOR+300, 1.0% PIK	—	9/30/17	0.9%
FairPoint Communications, Inc.	Telecommunication Services	Charlotte, NC	L+625	1.3%	2/14/19	0.9%
Fram Group Holdings Inc.	Automobiles & Components	Chicago, IL	L+500	1.5%	7/29/17	0.2%
Hamilton Lane Advisors, LLC	Diversified Financials	Philadelphia, PA	L+400	1.3%	2/23/18	0.1%
Harlan Sprague Dawley, Inc.	Pharmaceuticals, Biotechnology & Life Sciences	Indianapolis, IN	L+350	—	7/11/14	0.4%
Hoyts Group	Consumer Services	Sydney, Australia	L+300	1.0%	5/22/20	0.5%
Ikaria Acquisition Inc.	Pharmaceuticals, Biotechnology & Life Sciences	Hampton, NJ	L+650	1.3%	9/18/17	0.4%
ILC Industries, LLC	Capital Goods	Bohemia, NY	L+600	1.5%	7/11/18	0.4%
Inmar, Inc.	Software & Services	Winston Salem, NC	L+525	1.3%	8/4/17	0.3%
Kanders C3 Holdings, LLC[(f)]	Capital Goods	Orangeburg, NY	L+900	1.3%	12/19/18	1.8%
Lantiq Deutschland GmbH	Software & Services	Neubiberg, Germany	L+900	2.0%	11/16/15	0.1%
MMI International Ltd.	Technology Hardware & Equipment	Jalan Merdeka, Malaysia	L+600	1.3%	11/2/18	0.8%
MMM Holdings, Inc.	Health Care Equipment & Services	San Juan, Puerto Rico	L+825	1.5%	12/12/17	0.3%
MModal Inc.	Health Care Equipment & Services	Franklin, TN	L+625	1.3%	8/15/19	1.2%
MSO of Puerto Rico, Inc.	Health Care Equipment & Services	Fort Lee, NJ	L+825	1.5%	12/12/17	0.2%
National Mentor Holdings, Inc.	Health Care Equipment & Services	Boston, MA	L+525	1.3%	2/9/17	0.6%
National Vision, Inc.[(e)]	Health Care Equipment & Services	Lawrenceville, GA	L+575	1.3%	8/2/18	0.2%
Navistar, Inc.	Capital Goods	Lisle, IL	L+450	1.3%	8/17/17	0.1%
New HB Acquisition, LLC	Food, Beverage & Tobacco	Irving, TX	L+550	1.3%	4/9/20	0.3%
Nexeo Solutions, LLC[(e)]	Capital Goods	The Woodlands, TX	L+350	1.5%	9/8/17	0.5%
NSH Merger Sub, Inc.	Health Care Equipment & Services	Chicago, IL	L+650	1.8%	2/2/17	0.1%
Pact Group	Commercial & Professional Services	Melbourne, Australia	L+275	1.0%	5/29/20	0.2%
Panda Sherman Power, LLC	Energy	Dallas, TX	L+750	1.5%	9/14/18	0.3%
Panda Temple Power, LLC (TLA)	Energy	Dallas, TX	L+700	1.5%	7/17/18	0.1%
Patheon Inc.	Pharmaceuticals, Biotechnology & Life Sciences	Durham, NC	L+600	1.3%	12/6/18	0.7%
Pharmaceutical Research Associates, Inc.	Health Care Equipment & Services	Raleigh, NC	L+525	1.3%	12/10/17	0.5%
PRV Aerospace, LLC	Capital Goods	Everett, WA	L+525	1.3%	5/9/18	0.2%

Portfolio Company[(a)]	Industry	Location[(b)]	Rate[(c)]	LIBOR Floor	Maturity	Weighting[(d)]
Senior Secured Loans — First Lien						
Reddy Ice Holdings, Inc. [(e)]	Retailing	Dallas, TX	L+550	1.3%	5/1/19	0.1%
Sirius Computer Solutions, Inc.	Software & Services	San Antonio, TX	L+575	1.3%	11/30/18	0.6%
Smile Brands Group Inc.	Health Care Equipment & Services	Irvine, CA	L+525	1.8%	12/21/17	2.3%
Sorenson Communication, Inc.	Telecommunication Services	Salt Lake City, UT	L+825	1.3%	10/31/14	2.1%
Sports Authority, Inc.	Consumer Durables & Apparel	Englewood, CO	L+600	1.5%	11/16/17	0.6%
Sprint Industrial Holdings LLC	Energy	Houston, TX	L+575	1.3%	5/14/19	0.5%
Stallion Oilfield Holdings, Inc. [(e)]	Energy	Houston, TX	L+675	1.3%	6/18/18	0.7%
Technicolor SA	Media	France	L+475	2.0%	5/26/16	0.0%
Technicolor SA	Media	France	L+575	2.0%	5/26/17	0.1%
Texas Competitive Electric Holdings Co. LLC	Utilities	Dallas, TX	L+350	—	10/10/14	0.7%
Therakos, Inc.	Pharmaceuticals, Biotechnology & Life Sciences	Raritan, NJ	L+625	1.3%	12/27/17	0.5%
Totes Isotoner Corp.	Consumer Durables & Apparel	Cincinnati, OH	L+575	1.5%	7/7/17	0.1%
TravelCLICK, Inc.	Consumer Services	New York, NY	L+450	1.5%	3/16/16	0.1%
UTEX Industries, Inc.	Energy	Houston, TX	L+350	1.3%	4/10/20	0.2%
Willbros United States Holdings, Inc.	Energy	Houston, TX	L+750	2.0%	6/30/14	0.1%
						Subtotal 40.1%

Portfolio Company	Industry	Location	Rate	LIBOR Floor	Maturity	Weighting
Senior Secured Loans — Second Lien						
Advantage Sales & Marketing Inc.	Commercial & Professional Services	Irvine, CA	L+725	1.0%	6/12/18	0.0%
Alliance Laundry Systems LLC	Capital Goods	Ripon, WN	L+825	1.3%	12/10/19	0.3%
Attachmate Corp.	Software & Services	Seattle, WA	L+950	1.5%	11/22/18	1.3%
Audio Visual Services Group, Inc. [(e)]	Technology Hardware & Equipment	Long Beach, CA	L+950	1.3%	5/9/18	1.1%
Berlin Packaging LLC [(e)]	Commercial & Professional Services	Chicago, IL	L+750	1.3%	3/28/19	0.3%
BJ's Wholesale Club, Inc.	Food & Staples Retailing	Westborough, MA	L+850	1.3%	3/26/20	0.2%
Blackboard Inc.	Software & Services	Washington, DC	L+1000	1.5%	4/4/19	0.1%
Brasa (Holdings) Inc.	Consumer Services	Dallas, TX	L+950	1.5%	1/20/20	0.1%
Camp International Holding Co.	Capital Goods	Ronkonoma, NY	L+875	1.3%	11/29/19	0.1%
Capital Automotive L.P.	Real Estate	McLean, VA	L+500	1.0%	4/30/20	0.6%
Centaur Acquisition, LLC	Consumer Services	Indianapolis, IN	L+750	1.3%	2/20/20	0.2%
Cervalis LLC	Commercial & Professional Services	Shelton, CT	L+875	1.3%	2/8/18	2.1%
CHG Buyer Corp. [(e)]	Health Care Equipment & Services	Salt Lake City, UT	L+775	1.3%	11/19/20	0.5%
Deltek Systems Inc. [(e)]	Software & Services	Herndon, VA	L+875	1.3%	10/1/19	0.2%
EquiPower Resources Holdings, LLC	Utilities	Hartford, CT	L+850	1.5%	6/21/19	0.1%
FR Brand Acquisition Corp.	Energy	Kennesaw, GA	L+975	1.3%	10/11/19	0.4%
Hoyts Group	Consumer Services	Sydney, Australia	L+725	1.0%	11/22/20	0.2%
ILC Industries, LLC	Capital Goods	Bohemia, NY	L+1000	1.5%	6/14/19	0.3%
John Henry Holdings, Inc.	Commercial & Professional Services	New York, NY	L+900	1.3%	5/6/19	1.7%
Kronos Inc.	Software & Services	Chelmsford, MA	L+850	1.3%	4/30/20	0.5%
LM U.S. Member LLC	Transportation	Houston, TX	L+825	1.3%	10/19/20	0.4%
NEP Broadcasting, Inc.	Software & Services	Pittsburgh, PA	L+825	1.3%	7/22/20	0.3%
Onex Carestream Finance L.P.	Health Care Equipment & Services	Rochester, NY	L+850	1.0%	12/5/19	3.5%
Paw Luxco II Sarl [(e)]	Consumer Durables & Apparel	Idstein, Germany	EURIBOR+950	—	1/29/19	0.6%
Pharmaceutical Research Associates, Inc.	Health Care Equipment & Services	Raleigh, NC	L+925	1.3%	6/10/19	2.2%
Sabine Oil & Gas LLC	Energy	Houston, TX	L+750	1.3%	12/31/18	0.5%
Securus Technologies Holdings, Inc.	Telecommunication Services	Dallas, TX	L+775	1.3%	4/30/21	0.3%
Sensus USA Inc.	Capital Goods	Raleigh, NC	L+725	1.3%	5/9/18	0.1%
SESAC Holdings Inc.	Media	Nashville, TN	L+875	1.3%	7/12/19	0.1%
Sheridan Holdings, Inc.	Health Care Equipment & Services	Sunrise, FL	L+775	1.3%	7/1/19	0.0%
Smart & Final Inc.	Food & Staples Retailing	Commerce, CA	L+925	1.3%	11/16/20	0.5%
StoneRiver Group, L.P.	Software & Services	Oakland, CA	L+725	1.3%	5/30/20	0.8%
Teine Energy Ltd.	Energy	Calgary, AB	L+625	1.3%	5/17/19	0.4%
Therakos, Inc.	Pharmaceuticals, Biotechnology & Life Sciences	Raritan, NJ	L+1000	1.3%	6/27/18	2.1%
TNS, Inc.	Telecommunication Services	Reston, VA	L+800	1.0%	8/14/20	2.2%
Travelport LLC [(e)]	Consumer Services	Atlanta, GA	L+800	1.5%	1/31/16	0.4%
TriZetto Group, Inc.	Software & Services	Englewood, CO	L+725	1.3%	3/28/19	0.3%
UTEX Industries, Inc.	Energy	Houston, TX	L+750	1.3%	4/10/21	0.2%
Vertafore, Inc.	Software & Services	Bothell, WA	L+825	1.5%	10/27/17	0.0%
Waddington Group [(e)]	Materials	Covington, KY	L+725	1.3%	11/24/20	0.4%
WP CPP Holdings, LLC	Capital Goods	Pomona, CA	L+925	1.3%	6/28/20	1.1%
						Subtotal 26.7%

Portfolio Company[a]	Industry	Location[b]	Rate[c]	LIBOR Floor	Maturity	Weighting[d]
Senior Secured Bond						
Advanced Lighting Technologies, Inc.	Materials	Solon, OH	10.5%	—	6/1/19	0.6%
Allen Systems Group, Inc.	Software & Services	Naples, FL	10.5%	—	11/15/16	0.7%
Avaya Inc.	Technology Hardware & Equipment	Basking Ridge, NJ	7.0%	—	4/1/19	1.0%
Avaya Inc.	Technology Hardware & Equipment	Basking Ridge, NJ	9.0%	—	4/1/19	0.5%
Caesars Entertainment Operating Co. [e]	Consumer Services	Las Vegas, NV	9.0%	—	2/15/20	0.7%
Cenveo Corp.	Commercial & Professional Services	Stamford, CT	8.9%	—	2/1/18	0.1%
Clear Channel Communications, Inc.	Media	San Antonio, TX	9.0%	—	12/15/19	0.1%
Eastman Kodak Co.	Consumer Durables & Apparel	Rochester, NY	10.6%	—	3/15/19	0.0%
Edgen Murray Corp.	Capital Goods	Baton Rouge, LA	8.8%	—	11/1/20	0.1%
Erickson Air-Crane, Inc.	Capital Goods	Portland, OR	8.3%	—	5/1/20	1.1%
Global A&T Electronics Ltd.	Technology Hardware & Equipment	Singapore	10.0%	—	2/1/19	0.7%
JW Aluminum Co.	Materials	Mt. Holly, SC	11.5%	—	11/15/17	0.4%
Logan's Roadhouse Inc.	Consumer Services	Nashville, TN	10.8%	—	10/15/17	1.2%
Neff Rental LLC	Capital Goods	Miami, FL	9.6%	—	5/15/16	0.3%
PH Holding LLC	Consumer Durables & Apparel	North Salt Lake, UT	9.8%	—	12/31/17	0.4%
Prince Mineral Holdings Corp.	Materials	New York, NY	11.5%	—	12/15/19	0.2%
Sorenson Communication, Inc.	Telecommunication Services	Salt Lake City, UT	10.5%	—	2/1/15	2.1%
Technicolor SA	Media	France	9.4%	—	5/26/17	0.1%
Travelport LLC	Consumer Services	Atlanta, GA	4.0%, 4.4% PIK	—	12/1/16	0.6%
						Subtotal 10.9%
Subordinated Debt						
Alliant Holdings I, Inc.	Insurance	Eden Prairie, MN	7.9%	—	12/15/20	0.3%
Amkor Technologies, Inc.	Semiconductors & Semiconductor Equipment	Chandler, AZ	6.4%	—	10/1/22	0.1%
Antero Resources Finance Corp.	Energy	Denver, CO	6.0%	—	12/1/20	0.3%
Atlas Energy Holdings	Energy	Philadelphia, PA	7.8%	—	1/15/21	0.3%
Aurora Diagnostics, LLC	Pharmaceuticals, Biotechnology & Life Sciences	Palm Beach Gardens, FL	10.8%	—	1/15/18	0.3%
Beazer Homes USA, Inc.	Capital Goods	Atlanta, GA	7.3%	—	2/1/23	0.2%
BOE Intermediate Holding Corp.	Materials	Atlanta, GA	9.8% PIK	—	11/1/17	0.4%
Brocade Communications Systems, Inc.	Telecommunication Services	San Jose, CA	4.6%	—	1/15/23	0.2%
Cablevision Systems Corp.	Media	Bethpage, NY	5.9%	—	9/15/22	0.2%
CrownRock, L.P.	Energy	Midland, TX	7.1%	—	4/15/21	2.1%
DigitalGlobe, Inc.	Software & Services	Longmont, CO	5.3%	—	2/1/21	0.1%
EPE Holdings LLC	Energy	Houston, TX	8.1%, 0.8% PIK	—	12/15/17	0.3%
EPL Oil & Gas, Inc.	Energy	New Orleans, LA	8.3%	—	2/15/18	0.2%
ERA Group, Inc.	Energy	Houston, TX	7.8%	—	12/15/22	0.5%
Halcon Resources Corp.	Energy	Houston, TX	8.9%	—	5/15/21	0.2%
HD Supply, Inc.	Commercial & Professional Services	Atlanta, GA	10.5%	—	1/15/21	0.1%
iStar Financial, Inc.	Real Estate	New York, NY	7.1%	—	2/15/18	0.4%
Jefferies Finance LLC	Diversified Financials	New York, NY	7.4%	—	4/1/20	0.1%
Kenan Advantage Group, Inc.	Transportation	North Canton, OH	8.4%	—	12/15/18	0.2%
Kinetic Concepts, Inc.	Health Care Equipment & Services	San Antonio, TX	12.5%	—	11/1/19	0.2%
LBC Tank Terminals Holding Netherlands BV	Materials	Mechelen, Belgium	6.9%	—	5/15/23	0.0%
Legacy Reserves, L.P.	Energy	Midland, TX	8.0%	—	12/1/20	0.6%
Legacy Reserves, L.P.	Energy	Midland, TX	6.6%	—	12/1/21	0.3%
Memorial Production Partners, L.P.	Energy	Houston, TX	7.6%	—	5/1/21	0.2%
Mood Media Corp.	Media	Concord, ON	9.3%	—	10/15/20	2.5%
Neustar, Inc.	Software & Services	Sterling, VA	4.5%	—	1/15/23	0.2%
Nuveen Investments, Inc.	Diversified Financials	Chicago, IL	9.1%	—	10/15/17	1.1%
Resolute Energy Corp.	Energy	Denver, CO	8.5%	—	5/1/20	0.4%
Revlon Consumer Products Corp.	Household & Personal Products	New York, NY	5.8%	—	2/15/21	0.4%
Rex Energy Corp.	Energy	State College, PA	8.9%	—	12/1/20	1.1%
Rockies Express Pipeline LLC	Energy	Houston, TX	6.0%	—	1/15/19	0.2%
Seven Generations Energy, Ltd.	Energy	Calgary, AB	8.3%	—	5/15/20	0.1%
SGS International, Inc.	Media	Louisville, KY	8.4%	—	10/15/20	0.1%
Sidewinder Drilling Inc.	Capital Goods	Houston, TX	9.8%	—	11/15/19	0.1%
Six Flags Theme Parks, Inc.	Consumer Services	Grand Prairie, TX	5.3%	—	1/15/21	0.2%
U.S. Coatings Acquisition Inc.	Capital Goods	Wilmington, DE	7.4%	—	5/1/21	0.1%
Windstream Corp.	Telecommunication Services	Little Rock, AR	6.4%	—	8/1/23	0.2%
						Subtotal 14.5%

Portfolio Company[a]	Industry	Location[b]	Rate[c]	LIBOR Floor	Maturity	Weighting[d]
Collateralized Securities						
AMMC 2012 CDO 11A Class Subord.	Diversified Financials	—	13.7%	—	10/15/23	0.4%
APID 2013-14A Class E [e]	Diversified Financials	—	L+440	—	4/15/25	0.4%
Ares 2012 CLO 2A Class Subord.	Diversified Financials	—	6.2%	—	10/12/23	0.5%
CGMS CLO 2013 3A Class E [e]	Diversified Financials	—	L+525	—	7/1/25	0.3%
CGMS CLO 2013 3A Class Subord. [e]	Diversified Financials	—	12.8%	—	7/1/25	1.5%
Halcyon Loan Advisors Funding 2013-2 Class Subord. [e]	Diversified Financials	—	13.1%	—	7/20/25	1.0%
Octagon CLO 2012 1A Class Income	Diversified Financials	—	11.2%	—	1/15/24	0.3%
Wind River CLO Ltd. 2013 1A Class Sub B	Diversified Financials	—	15.0%	—	4/20/25	2.9%
						Subtotal 7.3%
Equity/Other[h]						
ERC Ireland Holdings Ltd., Warrants [g]	Telecommunication Services	Dublin, IRL	—	—	—	0.0%
ERC Ireland Holdings Ltd., Common Equity [g]	Telecommunication Services	Dublin, IRL	—	—	—	0.0%
Kanders C3 Holdings, LLC, Common Equity [g]	Capital Goods	Orangeburg, NY	—	—	—	0.3%
Therakos, Inc., Common Equity [g]	Pharmaceuticals, Biotechnology & Life Sciences	Raritan, NJ	—	—	—	0.2%
						Subtotal 0.5%
						TOTAL INVESTMENTS 100.0%

(a) Security may be an obligation of one or more entities affiliated with the named company.
(b) Location represents the state or country in which the portfolio company is headquartered or has its principal operating location.
(c) L, or LIBOR, is the London Interbank Offering Rate. EURIBOR is the Euro Interbank Offering Rate.
(d) Calculated as a percentage of fair value. Certain percentages may have been rounded. Fair value is determined by FSIC II's board of directors.
(e) Position or portion thereof unsettled as of June 30, 2013.
(f) Weighting percentage shown net of unfunded amount.
(g) Security is non-income producing.
(h) Listed investments may be treated as debt for GAAP or tax purposes.

Risk Factors

An investment in the common stock of FSIC II involves a high degree of risk and may be considered speculative. The following are some of the risks an investment in our common stock involves; however, you should carefully consider all of the information found in the section of our prospectus entitled "Risk Factors" and in our other filings with the SEC before deciding to invest in shares of our common stock.

- Because there is no public trading market for shares of our common stock and we are not obligated to effectuate a liquidity event by a specified date, it is unlikely that you will be able to sell your shares. While we intend to conduct quarterly tender offers for our shares, only a limited number of shares will be eligible for repurchase and we may amend, suspend or terminate the share repurchase program at any time.
- Our distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to us for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.
- An investment strategy focused primarily on privately held companies presents certain challenges, including the lack of available information about these companies.
- Investing in middle market companies involves a number of significant risks, any one of which could have a material adverse effect on our operating results.
- A lack of liquidity in certain of our investments may adversely affect our business.
- We are subject to financial market risks, including changes in interest rates, which may have a substantial negative impact on our investments.
- We have borrowed funds to make investments, which increases the volatility of our investments and may increase the risks of investing in our securities.
- We have limited operating history and are subject to the business risks and uncertainties associated with any new business.
- This is a "best efforts" offering and if we are unable to raise substantial funds then we will be more limited in the number and type of investments we may make.
- FSIC II is a long-term investment for persons of adequate financial means who have no need for liquidity in their investment. To invest in FSIC II, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, such as Kansas, impose higher suitability standards. Please consult the prospectus for a detailed description of the suitability standards imposed on investors, including heightened standards required by certain states.
- Our previous distributions to stockholders were funded in significant part from the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to our affiliate, Franklin Square Holdings, L.P., or Franklin Square Holdings. Significant portions of these distributions were not based on our investment performance and such waivers and reimbursements by Franklin Square Holdings may not continue in the future. If Franklin Square Holdings had not agreed to reimburse certain of our expenses, including through the waiver of certain of its advisory fees, significant portions of these distributions would have come from offering proceeds or borrowings. The repayment of the fees owed to Franklin Square Holdings will reduce the future distributions to which you would otherwise be entitled.

www.FSInvestmentCorpII.com

FS² CAPITAL PARTNERS
MEMBER FINRA/SIPC

FS² Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104
877-372-9880 | www.fs2cap.com | Member FINRA/SIPC

FS² Capital Partners, LLC (FS² Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other entities sponsored by Franklin Square Capital Partners. These relationships may create conflicts in connection with FS² Capital's due diligence obligations under the federal securities laws. FS² Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker dealers) and a dealer manager fee based on the gross offering proceeds of shares sold in the offering. FS² Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in the offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds.